Financial Instruments	6 Months Ended
Jun. 30, 2021
Financial Instruments
Financial Instruments

Note 3 – Financial Instruments

	June 30,	December 31,
	2021	2020
(DKK million)

Marketable securities	8,398	8,819
Other investments	753	1,081
Financial assets measured at fair value	9,151	9,900

As of June 30, 2021, Genmab’s marketable securities were administrated by two external investment managers. The investment guidelines and managers are reviewed regularly to reflect changes in market conditions, Genmab’s activities and financial position. During the first half of 2021, Genmab’s investment policy was amended to allow investments in debt rated BBB- or greater by S&P or Fitch and in debt rated Baa3 or greater by Moody’s. The amended policy also includes additional allowable investment types, none of which were purchased during the first half of 2021.

Genmab’s current portfolio is spread over a number of different securities with a focus on liquidity and security. Genmab’s total marketable securities were invested in EUR (10%), DKK (20%), USD (69%) and GBP (1%) denominated securities as of June 30, 2021, compared to 10%, 19%, 70%, and 1%, as of December 31, 2020.

As of June 30, 2021, and December 31, 2020, 99% of Genmab’s marketable securities had an AA rating or higher from Moody’s, S&P, or Fitch.

Fair Value Measurement

For financial instruments that are measured in the balance sheet at fair value, IFRS 13 for financial instruments requires disclosure of fair value measurements by level of the following fair value measurement hierarchy for:

●	Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities
●	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices)
●	Level 3 – Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

(DKK million)	June 30, 2021				December 31, 2020
Assets Measured at Fair Value	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Marketable securities	8,398	—	—	8,398	8,819	—	—	8,819
Other investments	729	—	24	753	1,067	—	14	1,081

Marketable Securities

All fair values are determined by reference to external sources using unadjusted quoted prices in established markets for Genmab’s marketable securities (Level 1).

Other Investments

Other investments as of June 30, 2021 consist primarily of a DKK 650 million investment in common shares of CureVac, compared to DKK 1,067 million as of December 31, 2020. During the first half of 2021, Genmab sold 35% of its investment in common shares of CureVac. Proceeds received from the sale of shares were DKK 438 million.

During the second quarter of 2021, Genmab made an investment in common shares of Bolt. As of June 30, 2021, the investment in Bolt was valued at DKK 79 million.

The investments in CureVac and Bolt are recorded at fair value through profit and loss. The fair value of Genmab’s investments in CureVac and Bolt are determined using unadjusted quoted prices in established markets (Level 1).